Loans and financing - Schedule of amortization of long-term debt (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	R$ 7,508,689	R$ 8,995,341	R$ 6,502,182
Year two
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	0	1,242,042
Year three
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	2,391,313	2,417,304
Year four
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	1,629,572	1,959,558
Year five
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	3,306,081	3,357,741
Year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	172,205	8,510
After year six
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	R$ 9,518	R$ 10,186